Accrued Expenses and Other Current Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Accrued Expenses and Other Current Liabilities
Accrued compensation and related expenses	$ 2,821	$ 530
Accrued operating expenses	7,006	3,422
Accrued marketing expenses	12,093	5,396
Income tax payable	1,983	13
Other	2,092	309
Total accrued expenses and other current liabilities	$ 25,995	$ 9,670